Share capital and reserves, Share Capital (Details) $ in Thousands								12 Months Ended
	Jun. 29, 2021 shares	Jun. 24, 2021 shares	May 27, 2021 USD ($) shares	Apr. 08, 2021 shares	Mar. 29, 2021 shares	Dec. 22, 2020 shares	Nov. 02, 2020 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares		Dec. 31, 2020 USD ($) shares
Issued Shares [Abstract]
Beginning balance (in shares) | shares								52,020,849	75,923,079	[1]	70,000,000	[1]
Beginning balance								$ 277,175	$ 5,666		$ 400
Share exchange (in shares) | shares									0
Share exchange									$ 0
Share consolidation (in shares) | shares									(60,781,276)
Issuance of share capital									$ 286,448		$ 5,500
Ending balance (in shares) | shares								52,020,849	52,020,849		75,923,079	[1]
Ending balance								$ 249,816	$ 277,175		$ 5,666
Stock split ratio			2.5					2.5
Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares	11,499,999								11,499,999
Share Capital [Member]
Issued Shares [Abstract]
Beginning balance								$ 1,301	$ 871	[1]	801	[1]
Share exchange									(160)
Share consolidation									0
Issuance of share capital									590		70
Ending balance								1,301	1,301		871	[1]
Share Capital [Member] | Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital									288
Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Beginning balance								291,448	5,430	[1]	0	[1]
Share exchange			$ (160)						160
Share consolidation									0
Issuance of share capital									285,858		5,430
Ending balance								$ 291,448	291,448		$ 5,430	[1]
Additional Paid-in Capital [Member] | Initial Public Offering [Member]
Issued Shares [Abstract]
Issuance of share capital									$ 167,340
Ordinary Shares [Member]
Issued Shares [Abstract]
Redemption (in shares) | shares		(25,000)							(25,000)
Issuance of share capital (in shares) | shares			70,000,000		25,000				25,000
Stock split ratio		2.5
Ordinary Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Redemption									$ 0
Issuance of share capital									0
Ordinary Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Redemption									0
Issuance of share capital									$ 0
Series A Preferred Shares [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares			5,923,079			538,462	5,384,617				5,923,079
Series A Preferred Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Issuance of share capital											$ 70
Series A Preferred Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Issuance of share capital											$ 5,430
Series B Preferred Shares [Member]
Issued Shares [Abstract]
Issuance of share capital (in shares) | shares			25,379,047	25,379,047					25,379,047
Series B Preferred Shares [Member] | Share Capital [Member]
Issued Shares [Abstract]
Issuance of share capital									$ 302
Series B Preferred Shares [Member] | Additional Paid-in Capital [Member]
Issued Shares [Abstract]
Issuance of share capital									$ 118,518

[1]	Share information presented as of January 1, 2020 and December 31, 2020, is prior to the incorporation of GH Research PLC and relates solely to GH Ireland Research Limited and does not give effect to the 2.50-for-one share consolidation described below.